Revision of Prior Period Financial Statements	12 Months Ended
Dec. 31, 2020
Revision Of Prior Period Financial Statements [Abstract]
REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS

3. REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS

On the consolidated balance sheet for the year ended December 31, 2019 and the quarter ended September 30, 2019, the Cannabis License Assets of CMI, a VIE in which the Company is deemed the primary beneficiary (Note 2), was presented as non-controlling interest pursuant to and in conjunction with the CMI Transaction. The Company does not own the Cannabis License Assets; however, they are included in the accompanying consolidated financial statements for GAAP reporting purposes.

The Company revised its consolidated financial statements in which this line item was adjusted to correct the classification by reflecting accounts receivable, net of $113,599, inventory, net of $768,633, and accounts payable and accrued expenses of $337,386 in addition to a decrease in goodwill of $1,192,234 and an increase in additional-paid-in capital of $647,458.

The impact of these adjustments on the Company’s consolidated financial statements was as follows:

	December 31, 2019
	Previously Reported	Non-controlling Interest Adjustment	Revised (1)
Inventory, net (2)	$340,000	$768,633	$1,108,633
Accounts receivable, net (2)	$-	$113,599	$113,599
Total current assets	$3,933,047	$882,232	$4,815,279
Goodwill	$5,855,748	$(1,192,234)	$4,663,514
Total assets	$16,070,008	$(310,002)	$15,760,006
Accounts payable and accrued expenses	$754,850	$337,386	$1,092,236
Total current liabilities	$1,558,821	$337,386	$1,896,207
Total liabilities	$2,335,588	$337,386	$2,672,974
Additional paid-in capital	$16,246,645	$647,458	$16,894,103
Non-controlling interests in consolidated variable interest entity	$1,294,846	$(1,294,846)	$-
Total shareholders’ equity	$13,734,420	$(647,388)	$13,087,032
Total liabilities and shareholders’ equity	$16,070,008	$(310,002)	$15,760,006

(1)	There was no impact to the Company’s consolidated statements of operations.
(2)	The Company does not own the VIE’s portion of this asset. Amounts relating to the VIE are accounts receivable, net of $113,599 and inventory, net of $768,633.